Schedule II Genworth Financial, Inc. (Parent Company Only) (Statements Of Comprehensive Income) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Net income (loss) available to Genworth Financial, Inc.'s common stockholders	$ 142	$ (16)	$ (136)	$ 59	$ (209)	$ 76	$ 24	$ 161	$ 49	$ 52	$ (504)
Other comprehensive income (loss), net of taxes:
Net unrealized gains (losses) on securities not other-than-temporarily impaired									1,615	950	3,056
Net unrealized gains (losses) on other-than-temporarily impaired securities									(11)	126	14
Derivatives qualifying as hedges									1,085	122	(359)
Foreign currency translation and other adjustments									(135)	286	734
Total other comprehensive income (loss)									2,554	1,484	3,445
Total comprehensive income (loss) available to Genworth Financial, Inc.'s common stockholders									2,590	1,470	2,846
Parent Company
Condensed Financial Statements, Captions [Line Items]
Net income (loss) available to Genworth Financial, Inc.'s common stockholders									49	52	(504)
Other comprehensive income (loss), net of taxes:
Net unrealized gains (losses) on securities not other-than-temporarily impaired									1,576	939	3,039
Net unrealized gains (losses) on other-than-temporarily impaired securities									(11)	126	14
Derivatives qualifying as hedges									1,085	122	(359)
Foreign currency translation and other adjustments									(109)	231	656
Total other comprehensive income (loss)									2,541	1,418	3,350
Total comprehensive income (loss) available to Genworth Financial, Inc.'s common stockholders									$ 2,590	$ 1,470	$ 2,846